Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows :

	December 31
	2018	2019
	US$	US$
Finished goods	26,059	26,305
Work in process	30,830	37,342
Raw materials	24,629	24,792

	81,518	88,439